Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of VisionSys AI Inc. (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of comprehensive loss, changes in shareholders’ equity and cash flows for the years ended December 31, 2025 and 2024, and the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years ended December 31, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America.

We also have audited the adjustments described in Note 3 that were applied to retrospectively present discontinued operations in the 2023 consolidated financial statements. In our opinion, such adjustments are appropriate and have been properly applied in accordance with US GAAP. We were not engaged to audit, review, or apply any procedures to the 2023 consolidated financial statements other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2023 consolidated financial statements taken as a whole.